Selling, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Selling General And Administrative Expenses Abstract
Schedule of Detailed Information About Selling, General And Administrative Expenses Explanatory
	For the Year Ended December 31,
	2024	2023	2022
	$ Thousands
Payroll and related expenses (1)	32,637	26,877	46,660
Depreciation and amortization	4,503	4,212	3,259
Professional fees	17,485	18,190	15,798
Business development expenses	12,174	15,607	15,186
Office maintenance	7,301	6,524	4,581
Other expenses	21,849	13,305	14,452
	95,949	84,715	99,936

(1) A portion of this relates to profit sharing for CPV Group employees